Notes Payable	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Debt Disclosure [Abstract]
Notes Payable

NOTE 7 – NOTES PAYABLE

Secured merchant loans

From November 22, 2019 to December 31, 2019, the Company entered into several secured merchant loans in the aggregate amount of $2,283,540. The Company received net proceeds of $1,355,986, net of original issue discounts and origination fees of $927,554. Pursuant to these several secured merchant loans, the Company was required to pay the noteholders by making daily and/or weekly payments on each business day or week until the loan amounts were paid in full. Each payment was deducted from the Company’s bank account. During the year ended December 31, 2019, the Company repaid an aggregate of $464,344 of the loans. During the three months ended March 31, 2020, the Company entered into a new secured merchant loan in the aggregate amount of $1,274,150, which consisted of $670,700 of principal transferred to this new loan by two of these secured merchants. The Company received net proceeds of $150,000, net of original issue discounts and origination fees of $453,450. During the nine months ended September 30, 2020, the Company repaid an aggregate of $1,954,930 of these loans, which includes payments pursuant to settlement agreements as discussed below.

●	In connection with a settlement agreement dated March 4, 2020, the Company paid off a merchant loan with a principal balance of $936,410 for a payment of $600,000 which was made by the Company in March 2020.

●	In connection with a settlement agreement dated March 9, 2020, the Company agreed to pay $233,434 in full settlement for a merchant loan of with a principal balance of $364,740. The payment was due on March 11, 2020. During the nine months ended September 30, 2020, the Company paid $233,434 of this settlement.

●	In connection with a settlement agreement dated March 9, 2020, the Company agreed to pay $275,000 in full settlement for a merchant loan with a principal balance of $272,700 and a senior secured convertible debt in the amount of $95,874 and cancellation of 40,300 warrants held by the same creditor. The settlement payment was due, in full, on March 12, 2020; however, due to cash constraints at the time, the Company paid the $275,000 in weekly installments, which the creditor accepted, with its final payment on May 12, 2020. The Company paid $275,000 during the nine months ended September 30, 2020. While the Company never received a default or demand letter, the creditor verbally told the Company on May 12, 2020, that the original full amount should be paid, although the creditor has not made any formal demand or commenced any action. The Company believes any such claim, if made, would be without merit.

In connection with these settlement agreements, the Company recorded a loss on debt extinguishment of $76,777 which consisted of the payment of cash of $67,548 and the write off of debt of remaining debt discount of $614,809, offset by the reduction of principal balance of $596,390 and accrued interest payable of $9,190.

At September 30, 2020, there were no secured merchant loans due and outstanding. At December 31, 2019, notes payable related to these secured merchant loans amounted to $1,057,074, which consists of $1,819,196 of principal balance due and is net of unamortized debt discount of $762,122.

Promissory notes

In connection with the acquisition of Prime EFS on June 18, 2018, the Company assumed several notes payable liabilities amounting to $944,281 pursuant to secured merchant agreements (the “Assumed Secured Merchant Loans”). In May 2020, the Company settled one of these notes with a balance of $18,102 for a payment of $15,000 and, accordingly, the Company recorded a gain on debt extinguishment of $3,102. At September 30, 2020 and December 31, 2019, notes payable related to Assumed Secured Merchant Loans and promissory notes amounted to $80,490 and $98,592, respectively.

On August 28, 2019, a remaining secured merchant loan balance of $184,750 was converted into a new note. Pursuant to this new note, the Company will pay the lender in twelve monthly installments of $17,705 beginning on November 25, 2019 to the maturity date of November 25, 2020. This new note bears interest at 15% per annum. This note is secured by the Company’s assets and is personally guaranteed by the former majority member of Prime EFS. During the nine months ended September 30, 2020, the Company repaid $176,339 of this note. At September 30, 2020 and December 31, 2019, notes payable related to the new note amounted to $0 and $176,339.

On August 28, 2019, secured merchant loan balances of $261,630 were converted into new notes payable. During the three months ended September 30, 2020, the Company repaid $135,742 of these notes. Pursuant to these new notes, the Company will pay the lenders in twelve monthly installments of $25,073 beginning on November 25, 2019 to the maturity date of November 25, 2020. During the nine months ended September 30, 2020, the Company repaid $249,704 of these notes. During the nine months ended September 30, 2020, $4,846 of accrued interest payable was reclassified to the principal balance. At September 30, 2020 and December 31, 2019, notes payable related to these notes amounted to $0 and $244,858, respectively.

In connection with the acquisition of Prime EFS, the Company assumed several notes payable liabilities due to entities or individuals. These notes have effective interest rates ranging from 7% to 10%, and are unsecured. At September 30, 2020 and December 31, 2019, remaining notes payable to an entity amounted to $40,000 and $40,000, respectively.

From October 31, 2018 to December 31, 2018, the Company entered into Original Discount Senior Secured Demand Promissory Notes with an investor (the “Fall 2018 Promissory Notes”). Pursuant to the Fall 2018 Promissory Notes, the Company borrowed an aggregate of $770,000 and received net proceeds of $699,955, net of original issue discount of $70,000 and fees of $45. In December 2018, the Company repaid $220,000 of the Fall 2018 Promissory Notes. During the year ended December 31, 2019, the Company repaid $437,532 of the Fall 2018 Promissory Notes and interest due of $36,760 was reclassified to principal amount due. During the nine months ended September 30, 2020, the Company repaid $149,228 of the Fall 2018 Promissory Notes. At September 30, 2020 and December 31, 2019, notes payable to this entity amounted to $0 and $149,228, respectively. The remaining Fall 2018 Promissory Notes were payable on demand. The Fall 2018 Promissory Notes were secured by the Company’s assets.

During the year ended December 31, 2019, the Company entered into separate promissory notes with several individuals totaling $2,517,150, including $40,000 of a previous note rolled into these new notes, and received net proceeds of $2,238,900, net of original issue discounts of $238,250. These notes were due between 45 and 273 days from the respective note issuance date. In connection with these promissory notes, in 2019, the Company issued 58,000 warrants to purchase 58,000 shares of the Company’s common stock at an exercise price of $1.00 per share. The warrants are exercisable over a five-year period. During the year ended December 31, 2019, the Company repaid $1,118,400 of these notes. Additionally, during the year ended December 31, 2019, the Company issued 439,623 shares of its common stock and 439,623 five year warrants exercisable at $2.50 per share upon conversion of notes payable of $978,750 and accrued interest of $120,307 at a conversion price of $2.50 per share. Since the conversion price of $2.50 was equal to the fair value of the shares as determined by recent sales of the Company’s common shares, no beneficial feature conversion was recorded. During the nine months ended September 30, 2020, the Company borrowed additional fund from individuals of $443,000, and received net proceeds of $423,000, net of original issue discount of $20,000, the Company repaid $320,500 of these funds, and a note with a principal balance of $195,000 was transferred into the April 20 convertible note discussed above. Furthermore, on June 30, 2020, one of these notes with a principal balance due of $150,000 and accrued interest payable of $82,274 was settled and a new note was entered into with a principal balance of $200,000. This new note bears no interest and is payable in monthly payments of $7,500 commencing on July 1, 2020 until paid in full. At September 30, 2020 and December 31, 2019, notes payable to these individuals amounted to $397,500 and $420,000, respectively.

Equipment and auto notes payable

In connection with the acquisition of Prime EFS, the Company assumed several equipment notes payable liabilities due to entities. At September 30, 2020 and December 31, 2019, equipment notes payable to these entities amounted to $46,849 and $57,001, respectively.

During the years ended December 31, 2019 and 2018, the Company entered into auto financing agreements in the amount of $44,905 and $162,868, respectively. At September 30, 2020 and December 31, 2019, auto notes payable to these entities amounted to $159,533 and $181,911, respectively.

In November 2019, the Company entered into a promissory note for the purchase of five trucks in the amount of $460,510. The note is due in sixty monthly installments of $9,304. The first payment was paid in December 2019 and the remaining fifty-nine payments are due monthly commencing on January 27, 2020. The note is secured by the trucks and is personally guaranteed by the Company’s chief executive officer. During the nine months ended September 30, 2020, the Company repaid $58,135 of this note. At September 30, 2020, equipment note payable to this entity amounted to $402,375.

Paycheck Protection Program Promissory Notes

On April 2, 2020, the Company’s subsidiary, Shypdirect, entered into a Paycheck Protection Program promissory note (the “Shypdirect PPP Loan”) with M&T Bank in the amount of $504,940 under the Small Business Administration (the “SBA”) Paycheck Protection Program (the “Paycheck Protection Program”) of the Coronavirus Aid, Relief and Economic Security Act of 2020 (the “CARES Act”). On April 28, 2020, the Shypdirect PPP Loan was approved and Shypdirect received the loan proceeds on May 1, 2020. Shypdirect plans to use the proceeds for covered payroll costs, rent and utilities in accordance with the relevant terms and conditions of the CARES Act. The Shypdirect PPP Loan has a two-year term, matures on April 28, 2022, and bears interest at a rate of 1.00% per annum. Monthly principal and interest payments, less the amount of any potential forgiveness (discussed below), will commence on November 28, 2020.

On April 15, 2020, the Company’s subsidiary, Prime EFS, entered into a Paycheck Protection promissory note (the “Prime EFS PPP Loan” and together with the Shypdirect PPP Loan, the “PPP Loans”) with M&T Bank in the amount of $2,941,212 under the SBA Paycheck Protection Program of the CARES Act. On April 15, 2020, the Prime EFS PPP Loan was approved and Prime EFS received the loan proceeds on April 22, 2020. Prime EFS plans to use the proceeds for covered payroll costs, rent and utilities in accordance with the relevant terms and conditions of the CARES Act. The Prime EFS PPP Loan has a two-year term, matures on April 16, 2022, and bears interest at a rate of 1.00% per annum. Monthly principal and interest payments, less the amount of any potential forgiveness (discussed below), will commence on November 16, 2020.

Neither Prime EFS nor Shypdirect provided any collateral or guarantees for these PPP Loans, nor did they pay any facility charge to obtain the PPP Loans. These promissory notes provide for customary events of default, including, among others, those relating to failure to make payment, bankruptcy, breaches of representations and material adverse effects. Prime EFS and Shypdirect may prepay the principal of the PPP Loans at any time without incurring any prepayment charges. These PPP Loans may be forgiven partially or fully if the loan proceeds are used for covered payroll costs, rent and utilities, provided that such amounts are incurred during the twenty- four-week period that commenced on May 1, 2020 and at least 60% of any forgiven amount has been used for covered payroll costs. Any forgiveness of these PPP Loans will be subject to approval by the SBA and M&T Bank and will require Prime EFS and Shypdirect to apply for such treatment in the future. The Company exhausted such funds in the third quarter and file for forgiveness in the fourth quarter, although there is no guarantee that such forgiveness will be granted.

At September 30, 2020 and December 31, 2019, notes payable consisted of the following:

	September 30, 2020	December 31, 2019
Principal amounts	$4,572,899	$3,187,125
Less: unamortized debt discount	-	(762,122)
Principal amounts, net	4,572,899	2,425,003
Less: current portion of notes payable	(4,079,592)	(2,425,003)
Notes payable – long-term	$493,307	$-

For the nine months ended September 30, 2020 and 2019, amortization of debt discounts related to notes payable amounted to $605,763 and $1,880,312, respectively, which has been included in interest expense on the accompanying condensed consolidated statements of operations.

NOTE 9 – NOTES PAYABLE

Secured merchant loans

In connection with the acquisition of Prime (See Note 3), the Company assumed several notes payable liabilities amounting to $944,281 pursuant to secured merchant agreements (the “Assumed Secured Merchant Loans”). Pursuant to the Assumed Secured Merchant Loans, the Company is required to repay the noteholders by making daily payments on each business day or on demand payments until the loan amounts are paid in full. Each payment is deducted directly from the Company’s bank accounts. The Assumed Secured Merchant Loans are secured by the assets of Prime, and are personally guaranteed by the former majority member of Prime. During the period from acquisition date of Prime (June 18, 2018) to December 31, 2018, the Company repaid $786,330 of these notes. During January 2019, the Company entered into a separate promissory note with one of these individuals and borrowed an additional $26,900 at a simple annual interest rate of 15% bringing the total promissory note balance to $77,090 for this individual. During the years ended December 31, 2019, the Company repaid $86,259 of these notes. At December 31, 2019 and 2018, notes payable related to Assumed Secured Merchant Loans and a new promissory note amounted to $98,592 and $157,951, respectively. In connection with the January 2019 promissory note, the Company issued 1,000 warrants to purchase 1,000 shares of the Company’s common stock at an exercise price of $1.00 per share. The warrant is exercisable over a five-year period.

On September 20, 2018, the Company entered into a secured Merchant Loan with a lender in the amount of $521,250 and received net proceeds of $375,000, net of original issue discount of $146,250. Pursuant to this Secured Merchant Loan, the Company repaid the noteholders by making daily payments of $3,724 on each business day which was deducted directly from the Company’s bank accounts. On January 14, 2019, the Company entered into a new secured Merchant Loan with this lender in the amount of $764,500. The Company simultaneously repaid the September 20, 2018 loan which had a remaining principal balance of $223,329, paid an origination fee of $10,034 and received net proceeds of $316,637, net of original issue discount of $214,500. Pursuant to this Secured Merchant Loan, the Company repaid the noteholders by making daily payments of $6,371 on each business day which was deducted directly from the Company’s bank account. On January 24, 2019, the Company entered into another secured Merchant Loan with this lender in the amount of $417,000. The Company simultaneously paid an origination fee of $7,998 and received net proceeds of $292,002, net of original issue discount of $117,000. Pursuant to this Secured Merchant Loan, the Company repaid the noteholders by making daily payments of $3,972 on each business day which was deducted directly from the Company’s bank account. On May 8, 2019, the Company entered into another secured Merchant Loan with this merchant in the principal amount of $1,242,000. The Company simultaneously repaid prior loans of $362,961 which were entered into during January 2019, paid origination fees totaling $9,000 and paid an original issue discount of $342,000, and received net proceeds of $528,039. Pursuant to this secured Merchant Loan, the Company repaid the noteholder by making daily payments of $10,265 on each business day which deducted from the Company’s bank account. During the year ended December 31, 2019, the Company repaid an aggregate of $2,511,456 of the loans and on August 28, 2019, the remaining note balance of $184,750 was converted into a new Note. Pursuant to the new Note, the Company shall pay the lender in twelve monthly installments of $17,705 beginning on November 25, 2019 to the maturity date of November 25, 2020. The new Note shall bear interest at 15% per annum. These Secured Merchant Loans are secured by the Company’s assets and are personally guaranteed by the former majority member of Prime. At December 31, 2019 and 2018, notes payable and secured merchant notes payable related to the new Note and Secured Merchant Loans amounted to $176,339 and $190,125, which is net of unamortized debt discount of $0 and $74,169, respectively.

On October 1, 2018, the Company entered into a secured Merchant Loan in the amount of $209,850 and received net proceeds of $137,962, net of original issue discount of $59,850 and net of origination fees of $12,038. Pursuant to this Secured Merchant Loan, the Company is required to repay the noteholders by making daily payments of $1,749 on each business day until the loan amounts are paid in full. Each payment is deducted directly from the Company’s bank accounts. Additionally, on October 1, 2018, the Company entered into a second secured Merchant Loan in the amount of $139,900 and received net proceeds of $92,000, net of original issue discount of $39,900 and net of origination fees of $8,000. Pursuant to this Secured Merchant Loan, the Company is required to repay the noteholders by making daily payments of $1,166 on each business day until the loan amounts are paid in full. Each payment is deducted directly from the Company’s bank accounts. These Secured Merchant Loans are secured by the Company’s assets and are personally guaranteed by the former majority member of Prime. During the period from October 1, 2018 to December 31, 2018, the Company repaid $169,653 of these notes. During the year ended December 31, 2019, the Company repaid the remaining principal balance of these notes of $180,097. At December 31, 2019 and 2018, notes payable related to these Secured Merchant Loans amounted to $0 and $128,726, which is net of unamortized debt discount of $0 and $51,371, respectively.

On October 12, 2018, the Company entered into a secured Merchant Loan with a lender in the amount of $420,000. The Company simultaneously repaid a prior loan of $31,634, paid an origination fee of $10,500 and received net proceeds of $254,552, net of original issue discount of $123,314. Pursuant to this Secured Merchant Loan, the Company repaid the noteholder by making daily payments of $3,000 on each business which was deducted directly from the Company’s bank accounts. On January 28, 2019, the Company entered into a new secured Merchant Loan with this lender in the amount of $759,000 and received net cash of $315,097 after paying origination fee of $25,750, an original issue discount of $209,000, and the repayment of October 12, 2018 remaining loan and interest due to this lender of $209,153. Pursuant to this Secured Merchant Loan, the Company repaid the noteholders by making daily payments of $4,897 on each business day which was deducted directly from the Company’s bank account. On September 2, 2019, the Company repaid the remaining note payable. These Secured Merchant Loans were secured by the Company’s assets and were personally guaranteed by the former majority member of Prime. At December 31, 2019 and 2018, note payable related to these Secured Merchant Loans amounted to $0 and $171,752, which is net of unamortized debt discount of $0 and $86,248, respectively.

From February 25, 2019 to March 6, 2019, the Company entered into four secured Merchant Loans in the aggregate amount of $1,199,200. The Company simultaneously repaid prior loans of $69,327 which were entered into during October 2018, paid origination fees totaling $78,286 and received net proceeds of $652,387, net of original issue discounts of $399,200. Pursuant to these four secured Merchant Loans, the Company was required to pay the noteholders by making daily payments aggregating $11,993 on each business day until the loan amounts were paid in full. Each payment was deducted from the Company’s bank account. On April 10, 2019, the Company paid off these secured Merchant Loans in full by paying an aggregate amount of $703,899.

On April 17, 2019, the Company entered into a secured Merchant Loan in the principal amount of $650,000 and received net proceeds of $500,000, net of original issue discounts of $150,000. Pursuant to this secured Merchant Loan, the Company is required to pay the noteholders by making three monthly installments of $216,667 beginning in June 2019 to August 2019. During the year ended December 31, 2019, the Company repaid this Secured Merchant Loan. At December 31, 2019, notes payable related to this Secured Merchant Loan amounted to $0.

From May 21, 2019 to July 16, 2019, the Company entered into several secured Merchant Loans in the aggregate amount of $2,099,500. The Company received net proceeds of $1,285,000, net of original issue discounts and origination fees of $814,500. Pursuant to these several secured Merchant Loans, the Company was required to pay the noteholders by making daily payments aggregating $27,498 on each business day until the loan amounts were paid in full. Each payment was deducted from the Company’s bank account. During the year ended December 31, 2019, the Company repaid an aggregate of $1,854,642 of the loans and on August 28, 2019, the remaining note balances of $261,630 were converted into new notes payable. At December 31, 2019, notes payable related to these new notes amounted to $244,858, which is net of unamortized debt discount of $0.

From June 19, 2019 to July 30, 2019, the Company entered into two secured Merchant Loans in the aggregate amount of $1,011,825. The Company received net proceeds of $630,000, net of original issue discounts and origination fees of $381,825. Pursuant to these two secured Merchant Loans, the Company was required to pay the noteholders by making daily payments aggregating $8,000 on each business day and a weekly payment of $28,500 until the loan amounts were paid in full. Each payment was deducted from the Company’s bank account. During the year ended December 31, 2019, the Company repaid an aggregate of $764,209 of the loans and on August 28, 2019, the remaining note balances of $247,616 were converted into new convertible notes payable. In connection with these new convertible notes, the Company recorded a debt discount of $24,762. (See Note 8).

From November 22, 2019 to December 31, 2019, the Company entered into several secured Merchant Loans in the aggregate amount of $2,283,540. The Company received net proceeds of $1,355,986, net of original issue discounts and origination fees of $927,554. Pursuant to these several secured Merchant Loans, the Company was required to pay the noteholders by making daily and/or weekly payments on each business day or week until the loan amounts were paid in full. Each payment was deducted from the Company’s bank account. During the year ended December 31, 2019, the Company repaid an aggregate of $464,344 of the loans. At December 31, 2019, notes payable related to these secured merchant loans amounted to $1,057,074, which consists of $1,819,196 of principal balance due and is net of unamortized debt discount of $762,122.

Promissory notes

In connection with the acquisition of Prime (See Note 3), the Company assumed several notes payable liabilities due to former members of Prime amounting to $459,750 (the “Member Notes”). The Member Notes have effective interest rates ranging from 7% to 10%, and are unsecured. During the period from acquisition date of Prime (June 18, 2018) to December 31, 2018, the Company repaid $459,750 of these notes. At December 31, 2018, notes payable related to former Member Notes amounted to $0.

In connection with the acquisition of Prime (See Note 3), the Company assumed several notes payable liabilities due to entities or individuals amounting to $297,005 (the “Note”). These notes have effective interest rates ranging from 7% to 10%, and are unsecured. During the period from acquisition date of Prime (June 18, 2018) to December 31, 2018, the Company borrowed an addition $50,000 and repaid $217,005 of these notes. During the year ended December 31, 2019, the Company repaid $25,000 of these notes and $40,000 of these notes was rolled into a new note. In August 2019, the Company issued 12,455 shares of its common stock and 12,455 five year warrants exercisable at $2.50 per share for the conversion of notes payable of $25,000 and accrued interest of $6,137. At December 31, 2019 and 2018, notes payable to these entities or individuals amounted to $40,000 and $130,000, respectively.

On August 1, 2018, the Company entered into a 10% Original Discount Senior Secured Demand Promissory Note with an investor. Pursuant to this promissory note, the Company borrowed $165,000 and received net proceeds of $150,000. The promissory note is payable on demand at any time prior to December 31, 2018. The promissory note was secured by the Company’s assets. On August 20, 2018, the Company repaid this promissory note of $165,000. Additionally, from October 31, 2018 to December 31, 2018, the Company entered into additional Original Discount Senior Secured Demand Promissory Notes with an investor (the “Promissory Note”). Pursuant to the Promissory Notes, the Company borrowed an aggregate of $770,000 and received net proceeds of $699,955, net of original issue discount of $70,000 and fees of $45. In December 2018, the Company repaid $220,000 of these promissory notes. During the year ended December 31, 2019, the Company repaid $437,532 of these notes and interest due of $36,760 was reclassified to principal amount due. At December 31, 2019 and 2018, notes payable to this entity amounted to $149,228 and $505,945, which is net of unamortized debt discount of $0 and $44,055, respectively. The remaining notes are payable on demand. These promissory notes are secured by the Company’s assets.

In October 2018, the Company entered into a promissory note with an individual totaling $110,000 and received net proceeds of $10,000, net of original issue discount of $10,000. In December 2018, the Company repaid this note.

From November 2018 to December 2018, the Company entered into separate promissory notes with two individual totaling $215,000 and received net proceeds of $200,000, net of original issue discounts of $15,000. In December 2018, the Company repaid these loans.

During the year ended December 31, 2019, the Company entered into separate promissory notes with several individuals totaling $2,517,150, including $40,000 of a previous note rolled into these new notes, and received net proceeds of $2,238,900, net of original issue discounts of $238,250. These Notes were due between 45 and 273 days from the respective Note date. In connection with these promissory notes, the Company issued 58,000 warrants to purchase 58,000 shares of the Company’s common stock at an exercise price of $1.00 per share. The warrants are exercisable over a five-year period. During the year ended December 31, 2019, the Company repaid $1,118,400 of these notes. Additionally, during the year ended December 31, 2019, the Company issued 439,623 shares of its common stock and 439,623 five year warrants exercisable at $2.50 per share upon conversion of notes payable of $978,750 and accrued interest of $120,307 at a conversion price of $2.50 per share. Since the conversion price of $2.50 was equal to the fair value of the shares as determined by recent sales of the Company’s common shares, no beneficial feature conversion was recorded. At December 31, 2019, notes payable to these individuals amounted to $342,500, which is net of debt discount of $0.

During March 2019 and August 2019, the Company entered into three separate promissory notes with an entity totaling $220,000 and received net proceeds of $200,000, net of original issue discounts of $20,000. During the year ended December 31, 2019, the Company repaid $220,000 of these promissory notes and at December 31, 2019, notes payable to this entity amounted to $0.

Equipment and auto notes payable

In connection with the acquisition of Prime (See Note 3), the Company assumed several equipment notes payable liabilities due to entities amounting to $523,207 (the “Equipment Notes”). These Equipment Notes have effective interest rates ranging from 6.0% to 9.4%, and are secured by the underlying van or trucks. During the period from acquisition date of Prime (June 18, 2018) to December 31, 2018, the Company borrowed funds pursuant to Equipment Note agreements of $135,845, repaid $113,830 of these Equipment Notes, and reduce Equipment Notes by $56,933 related to the trade in of certain vans. During the year ended December 31, 2019, the Company returned or abandoned trucks and reduced equipment notes payable by $292,778. Additionally, during the year ended December 31, 2019, the Company repaid $138,510 of these notes. At December 31, 2019 and 2018, equipment notes payable to these entities amounted to $57,001 and $488,289, respectively.

During the years ended December 31, 2019 and 2018, the Company entered into auto financing agreements in the amount of $44,905 and $162,868, respectively. During the years ended December 31, 2019 and 2018, the Company repaid $24,030 and $1,832 of these notes, respectively. At December 31, 2019 and 2018, auto notes payable to these entities amounted to $181,911 and $161,036, respectively.

At December 31, 2019 and 2018, notes payable consisted of the following:

	December 31, 2019	December 31, 2018
Principal amounts	$3,187,125	$2,189,666
Less: unamortized debt discount	(762,122)	(255,843)
Principal amounts, net	2,425,003	1,933,823
Less: current portion of notes payable	(2,425,003)	(1,509,804)
Notes payable – long-term	$-	$424,019

For the years ended December 31, 2019 and 2018, amortization of debt discounts related to notes payable amounted to $3,351,903 and $327,588, respectively, which has been included in interest expense on the accompanying consolidated statements of operations.